Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value on Non-Recurring Basis | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	$ 19,245	$ 16,086	$ 18,569
Fair Value on Non-Recurring Basis | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	601	800	4,747
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Non-Recurring Basis | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	0	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fair Value on Non-Recurring Basis | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value on Non-Recurring Basis | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	0	0	0
Significant Other Observable Inputs (Level 2) | Fair Value on Non-Recurring Basis | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	0	0	0
Significant Unobservable Inputs (Level 3) | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	19,245	16,086	18,569
Significant Unobservable Inputs (Level 3) | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	601	800	4,747
Significant Unobservable Inputs (Level 3) | Fair Value on Non-Recurring Basis | Impaired Loans
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	19,245	16,086	18,569
Significant Unobservable Inputs (Level 3) | Fair Value on Non-Recurring Basis | Other Real Estate Owned
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Assets measured at fair value on a non-recurring basis	$ 601	$ 800	$ 4,747